Consolidated Balance Sheets - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Consolidated Balance Sheets
Cash	$ 771,945	$ 202,046
Assets
Trade And Other Receivables, Net	0	566,384
Investment Tax Credits	268,179	482,135
Prepaid Expenses, Sundry And Other Assets	62,192	115,750
Inventory (note 3)	0	112,672
Current Assets	1,102,316	1,478,987
Property And Equipment, Net (note 5)	994,109	1,770,137
Right-of-use Asset (note 9)	0	137,931
Assets	2,096,425	3,387,055
Liabilities
Accounts Payable	3,779,550	4,103,966
Accrued Liabilities (note 6)	2,272,610	1,780,272
Employee Costs Payable (note 8)	2,263,944	1,665,236
Operating Lease Liability (note 9)	0	157,110
Income Tax Payable (note 15)	18,178	38,511
Promissory Notes Payable (note 7)	165,878	163,758
Convertible Debentures (note 7)	1,751,483	1,791,791
Liabilities	10,251,643	9,700,644
Shareholders' Deficiency
Capital Stock (note 10) Authorized: Unlimited Common Shares Without Par Value, Unlimited Preference Shares, Issued And Outstanding 33,092,665 Common Shares (november 30, 2020 - 23,678,105)	49,175,630	46,144,402
Additional Paid-in Capital	44,626,436	44,354,138
Accumulated Other Comprehensive Income	284,421	284,421
Accumulated Deficit	(102,241,705)	(97,096,550)
Shareholders' (deficiency)/equity	(8,155,218)	(6,313,589)
Liabilities And Shareholders' (deficiency)/equity	$ 2,096,425	$ 3,387,055